Accounts Receivable and Loans (Details 4) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Impaired loans and receivables
Loans over 90 days past due and accruing interest	$ 132	$ 131
Non-accrual loans	431	535
Loans and receivables modified as a Troubled Debt Restructuring	750	918
Total impaired loans and receivables	1,313	1,584
Unpaid principal balance	1,253	1,513
Related allowance for Troubled Debt Restructurings	244	294
Accounts Receivable and Loans (Textuals) [Abstract]
Total loans and receivables modified as a TDR, non-accrual	320	410
Total loans and receivables modified as a TDR, past due 90 days and still accruing	6	4
U S Card Services [Member] | Cardmember Loans [Member]
Impaired loans and receivables
Loans over 90 days past due and accruing interest	73	64
Non-accrual loans	426	529
Loans and receivables modified as a Troubled Debt Restructuring	627	736
Total impaired loans and receivables	1,126	1,329
Unpaid principal balance	1,073	1,268
Related allowance for Troubled Debt Restructurings	152	174
U S Card Services [Member] | Cardmember Receivables [Member]
Impaired loans and receivables
Loans over 90 days past due and accruing interest	0	0
Non-accrual loans	0	0
Loans and receivables modified as a Troubled Debt Restructuring	117	174
Total impaired loans and receivables	117	174
Unpaid principal balance	111	165
Related allowance for Troubled Debt Restructurings	91	118
International Card Services [Member] | Cardmember Loans [Member]
Impaired loans and receivables
Loans over 90 days past due and accruing interest	59	67
Non-accrual loans	5	6
Loans and receivables modified as a Troubled Debt Restructuring	6	8
Total impaired loans and receivables	70	81
Unpaid principal balance	69	80
Related allowance for Troubled Debt Restructurings	$ 1	$ 2